Investments accounted for using equity method (Details 5) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Net sales	$ 1,783,282,337	[1]	$ 1,698,360,794	$ 1,558,897,708
Net income of year	322,084,531		148,108,419	140,081,887
Other comprehensive income	37,112,643		(34,818,972)	(28,912,048)
Depreciation and amortization	(93,289,194)		(92,199,504)	(83,528,045)
Associated
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Net sales			19,760,918	19,733,853
Operating result			(4,086,973)	(4,159,093)
Net income of year			(4,462,733)	(4,712,596)
Other comprehensive income			(5,761,515)	(7,965,214)
Depreciation and amortization			(2,818,923)	(2,698,849)
Joint ventures
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Net sales	70,296,729		57,417,288	63,926,397
Operating result	(21,173,985)		(18,606,383)	(11,913,526)
Net income of year	(19,886,274)		(14,352,788)	(7,287,727)
Other comprehensive income	(24,720,721)		(27,052,015)	(3,451,487)
Depreciation and amortization	$ (2,656,715)		$ (2,618,567)	$ (2,104,820)

[1]	The net impact, related to early termination of Budweiser license (See Note 1 – General information, letter C), on CCU’s consolidated earnings was a one-time gain of ThCh$ 208,842,443 in ORBDA and ThCh$ 157,358,973 in Net income attributable to equity holder of the parent.